SCHEDULE 14a
                                 (Rule 14a-101)

                    INFORMATION REQUIRED IN PROXY STATEMENT

                            SCHEDULE 14A INFORMATION

          Proxy Statement Pursuant to Section 14(a) of the Securities
                              Exchange Act of 1934

Filed by the registrant [X]

Filed by a party other than the registrant [ ]

Check the appropriate box:

[ ] Preliminary proxy statement
[X] Definitive proxy statement
[ ] Definitive additional materials
[ ] Soliciting Material pursuant to Rule 14a-11(c) or Rule 14a-12

                              Repligen Corporation
- ------------------------------------------------------------------------------
                (Name of Registrant as Specified in Its Charter

                              Repligen Corporation
- ------------------------------------------------------------------------------
                   (Name of Person(s) Filing Proxy Statement)

Payment of filing fee (Check the appropriate box):

[X] $125 per Exchange Act Rule 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(j)(2).
[ ] $500 per each party to the controversy pursuant to Exchange Act Rule
    14a-6(i)(3).
[ ] Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

(1) Title of each class of securities to which transaction applies:

- ------------------------------------------------------------------------------

(2) Aggregate number of securities to which transaction applies:

- ------------------------------------------------------------------------------

(3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11.(1)

- ------------------------------------------------------------------------------

(4) Proposed maximum aggregate value of transaction:

- ------------------------------------------------------------------------------

[ ] Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the form or schedule and the date of its filing.

(1) Amount previously paid:
(2) Form, schedules or registration statement no.:
(3) Filing party:
(4) Date filed:

- -----------------
(1) Set forth the amount on which the filing fee is calculated and state how it was determined.

[Letterhead]
[Logo] RepliGen                          Repligen Corporation
                                         One Kendall Square
                                         Building 700
                                         Cambridge, Massachusetts 02139
                                         Telephone: 617-225-6000
                                         Telefax: 617-494-1786
                                         Telex: 881987

                                                               August 18, 1995
Dear Stockholder:

It gives me a great deal of pleasure to invite you to attend Repligen's 1995 Annual Meeting, which will be held at 2:00 p.m. on Thursday, September 14, at our headquarters, One Kendall Square, Building 700, Cambridge, MA.

We look forward to the opportunity of briefing you on the status of the company, as well as our strategic direction for the future. Officers of the company will be available to meet with you. We hope you will plan to visit your company and learn about its progress.

Enclosed is the Notice and Proxy Statement that describes the topics which will be presented at the meeting. Whether or not you are planning to attend this meeting, kindly sign and date the enclosed proxy and mail it promptly to ensure the representation of your shares.

                                         Sincerely,
                                         /s/ Avery W. Catlin
                                             Avery W. Catlin
                                             Secretary

DIRECTIONS TO REPLIGEN:

Cross the Longfellow Bridge from Boston, continue straight on Broadway (past the Marriott Hotel) and bear right onto Hampshire Street after you go under the walkway connecting Charles Stark Draper Labs. One Kendall Square is the partially renovated industrial complex to your right as you turn onto Hampshire Street. A garage behind the complex can be reached by taking the first right on Hampshire Street onto Cardinal Medeiros Avenue and then taking your first right again onto Binney Street. The garage is located on your left opposite the Binney Street entrance to the complex.

Repligen Corporation

                   NOTICE OF ANNUAL MEETING OF STOCKHOLDERS
                        TO BE HELD SEPTEMBER 14, 1995

The Annual Meeting of Stockholders of Repligen Corporation (the "Company") will be held on Thursday, September 14, 1995, 2:00 p.m. local time, at the offices of the Company, One Kendall Square, Building 700, Cambridge, Massachusetts, for the following purposes:

1. To elect a Board of seven directors to serve until the 1996 annual meeting.

2. To ratify the selection of Arthur Andersen LLP as the independent auditors of the Company for the fiscal year ended March 31, 1996.

3. To consider and act upon such other business and matters or proposals as may properly come before said Annual Meeting or any adjournments thereof.

The Board of Directors has fixed the close of business on August 11, 1995 as the record date for determining the stockholders having the right to receive notice of and to vote at said Annual Meeting. A list of stockholders entitled to vote at the Annual Meeting will be open to examination by stockholders during ordinary business hours for a period of ten (10) days prior to the Annual Meeting at the offices of the Company set forth above. The list will also be available at the Meeting.

                                            By Order of the Board of Directors
Cambridge, Massachusetts
August 18, 1995

YOU ARE REQUESTED TO SIGN AND DATE AND MAIL PROMPTLY THE ENCLOSED PROXY WHICH IS BEING SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. A RETURN ENVELOPE WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES IS ENCLOSED FOR THAT PURPOSE.

PROXY STATEMENT

                        ANNUAL MEETING OF STOCKHOLDERS
                              SEPTEMBER 14, 1995

                             GENERAL INFORMATION

This Proxy Statement is furnished in connection with the solicitation by and on behalf of the Board of Directors (the "Board") of Repligen Corporation, a Delaware corporation (the "Company"), of Proxies for use at the Annual Meeting of Stockholders of the Company to be held, pursuant to the accompanying Notice of Annual Meeting, on Thursday, September 14, 1995, and at any adjournments thereof (the "Annual Meeting" or the "Meeting"). Action will be taken at the Annual Meeting (i) to elect seven directors to serve until the 1996 annual meeting and until their successors are duly elected and qualified, (ii) to ratify the selection of Arthur Andersen LLP as the incumbent auditors of the Company for the fiscal year ended March 31, 1996, and (iii) to consider and act upon such other business and matters or proposals as may properly come before the Annual Meeting or any adjournments thereof.

Proxies in the accompanying form, properly executed and received in time for the Annual Meeting, will be voted as instructed therein. If no instructions are given, Proxies will be voted FOR all proposals contained in this Proxy Statement. Any stockholder giving a Proxy retains the power to revoke it at any time before it is exercised by a written revocation received by the Secretary of the Company or by properly executing and returning to the Company a Proxy bearing a later date. Any stockholder who attends the Annual Meeting in person will not be deemed thereby to revoke the Proxy unless such stockholder affirmatively indicates at the Annual Meeting his or her intention to vote the shares in person.

The cost of preparing, assembling and mailing the proxy material will be borne by the Company. The Company may solicit Proxies otherwise than by use of the mail, in that certain officers and regular employees of the Company, without additional compensation, may use their personal efforts, by telephone or otherwise, to obtain Proxies. The Company will also request persons, firms and corporations holding shares in their names, or in the names of their nominees, which shares are beneficially owned by others, to send the proxy material to and obtain Proxies from such beneficial owners and will reimburse such holders for their reasonable expenses in doing so.

The Company's principal executive offices are located at One Kendall Square, Building 700, Cambridge, Massachusetts 02139. The Company intends to mail this Proxy Statement and related form of Proxy on or about August 18, 1995 to its stockholders of record at the close of business on August 11, 1995.

                                 VOTING STOCK

The holders of record of shares of Common Stock of the Company (the "Common Stock") at the close of business on August 11, 1995 may vote at the Annual Meeting. On that date, there were outstanding and entitled to vote 15,358,938 shares of Common Stock. Each share of Common Stock is entitled to one vote on each of the matters listed in the Notice of Annual Meeting.

The holders of a majority of the shares of Common Stock issued and outstanding and entitled to vote at the Annual Meeting, present in person or represented by proxy, shall constitute a quorum at the Annual Meeting. Any stockholder present in person or by proxy who abstains from voting on any particular matter described herein will be counted for purposes of determining a quorum. For purposes of voting on the matters described herein, the affirmative vote of (i) a plurality of the shares of Common Stock present or represented at the Annual Meeting is required to elect management's seven nominees for election to the Board, and (ii) a majority of the shares of Common Stock present or represented at the Annual Meeting is required to ratify the selection by the Board of Arthur Andersen LLP as independent auditors of the Company for the fiscal year ending March 31, 1996. The aggregate number of votes cast by all such stockholders present in person or by proxy will be used to determine whether a motion will carry. Accordingly, an abstention from voting on a matter by a stockholder present in person or by proxy at the Meeting will have no effect on the item on which the stockholder abstains from voting. In addition, although broker "non-votes" will be counted for purposes of determining a quorum, they will have no effect on the vote on matters at the Annual Meeting.

                              EXECUTIVE OFFICERS

The executive officers of the Company are identified in the table below. Each executive officer of the Company serves at the pleasure of the Board or until the next annual meeting of the Board of Directors.

        Name            Age                     Positions
- --------------------    ----   --------------------------------------------
Sandford D. Smith        48      President and Chief Executive Officer
Leslie Hudson, Ph.D      48      Executive Vice President and Chief
                                 Operating Officer
Avery W. Catlin          47      Vice President, Finance and Chief
                                 Financial Officer
Eric M. Bonnem, M.D.     43      Vice President, Medical Research
James C. Leung,          41      Senior Vice President, Operations
  Ph.D.
Don C. Stark             41      Vice President, Marketing and Corporate
                                 Strategy

                            ELECTION OF DIRECTORS

At the Meeting, seven directors are to be elected to serve until their successors are elected and qualified. The Board has designated the individuals named below as nominees. Proxies received from stockholders of the Company will be voted, unless authority to so vote is withheld, for the election of the Board's nominees. Authority to vote for any or all of the nominees may be withheld in the manner indicated on the enclosed Proxy. If for any reason any of the nominees for election to the Board becomes unavailable for election, the Proxies solicited will be voted for such other nominees as are selected by the Board. The Board has no reason to believe that any of the nominees will not be available or will not serve if elected. In October 1994, the Board increased the number of directors constituting the entire Board from six members to seven members. Elizabeth M. Greetham was elected by the Board at that time to fill the newly created directorship. Ms. Greetham is being nominated for election by the stockholders of the Company for the first time. All of the other nominees for election at this Annual Meeting were previously elected by the Company's stockholders as directors of the Company.

                                 Year First
                                   Became
        Name            Age       Director
- --------------------    ----   --------------
Alexander Rich, M.D.     70         1981
Paul Schimmel, Ph.D      54         1981
Sandford D. Smith        48         1986
Boruch B. Frusztajer     64         1982
G. William Miller        70         1982
Alfred M. Zeien          65         1981
Elizabeth M.
  Greetham               45         1994

The Board recommends a vote FOR each of the nominees for election as directors.

                           BIOGRAPHICAL INFORMATION

Certain information about the executive officers and directors is set forth below. This information has been furnished to the Company by the individuals named.

Alexander Rich, M.D. Co-Founder and Co-Chairman of the Board of Directors of the Company, has been on the faculty of MIT since 1958 and is the Sedgwick Professor of Biophysics. Internationally recognized for his contributions to the molecular biology of nucleic acids, he has determined their three-dimensional structure and has investigated their activity in biological systems. He is widely known for his work in elucidating the three-dimensional structure of transfer RNA, which is a component of the protein synthesizing mechanism and for his discovery of a novel, left-handed form of DNA. He is a member of the National Academy of Sciences, the American Philosophical Society, the Pontifical Academy of Sciences, Rome and a foreign member of the French Academy of Sciences, Paris. Dr. Rich has been a Director of the Company since 1981. Dr. Rich is a director of Bristol-Myers Squibb Corporation and Alkermes, Inc.

Paul Schimmel, Ph.D. Co-Founder and Co-Chairman of the Board of Directors of the Company, has been on the faculty of MIT since 1967 and is a Professor of Biochemistry and Biophysics. He is well known for his work in biophysical chemistry and molecular biology. His field of specialty is the mechanism of action of proteins and the manner in which they act upon the nucleic acids in the cell. This work involves broad applications of recombinant DNA technology. He is a member of the National Academy of Sciences, received the 1978 ACS/Pfizer award for excellence in enzyme research, and is co-author of a widely read textbook on biophysical chemistry. He also previously served as the Chairman, Director of Biological Chemistry, American Chemical Society. Dr. Schimmel has been a Director of the Company since 1981. Dr. Schimmel is a director of Alkermes, Inc.

Sandford D. Smith joined the Company in October 1986 as President, Chief Executive Officer and Director. From 1977 to 1986, Mr. Smith was employed by Bristol-Myers Company in various executive positions. Mr. Smith serves on the boards of Ariad Pharmaceutical Company Inc., CSP, Inc. and Chemex
Pharmaceutical, Inc.

Leslie Hudson, Ph.D. joined the Company in December 1994 as Executive Vice President and Chief Operating Officer. From January 1991 to November 1994, Dr. Hudson was employed by Glaxo Inc., a subsidiary of Glaxo Holding PLC, a multinational pharmaceutical company, as Vice President for Discovery

Research and Director of the Cancer and Hyperproliferative Disease Therapeutic Area. In those capacities, Dr. Hudson was responsible for directing Glaxo's research and early exploratory development activities in the United States. From 1988 to 1993, Dr. Hudson also served as Director of the Division of Cellular and Molecular Sciences at Glaxo Research and Development Ltd. in the United Kingdom. Prior to joining Glaxo, Dr. Hudson was Professor of Immunology and taught in both the preclinical and clinical pathology program at St. George's Hospital Medical School in the United Kingdom.

Avery W. Catlin joined the Company in June 1992 as Corporate Controller. He is currently Vice President, Finance, Chief Financial Officer, Secretary and Treasurer of the Company. From June 1991 to June 1992, he was Director, Finance and Administration, for Boston Coach Corp., a ground transportation services company which is a subsidiary of Fidelity Investments. From April 1990 to June 1991, he was Vice President, Finance and Chief Financial Officer for AquaLife, Inc., N.A., an environmental services company. In each of those positions, Mr. Catlin served as the principal financial officer of the entity. Mr. Catlin is a Certified Public Accountant.

James C. Leung, Ph.D. joined Repligen in March 1993 as Vice President of Process Development. He is currently Senior Vice President Operations. From 1982 to 1993, Dr. Leung held various positions at Genentech, Inc., a publicly owned biopharmaceutical company. From 1990 until December 1991, he was a Senior Scientist in Genentech's Cell Culture Development Department. In that capacity, he oversaw the development of a cell culture process for the production of recombinant protein for human therapeutic uses. From January 1992 until February 1993, Dr. Leung was Associate Director of Fermentation Operations at Genentech. The Fermentations Department is responsible for the fermentations of licensed products. Concurrently, he served as project leader for two development project teams which developed and implemented new product strategies.

Eric M. Bonnem, M.D. joined the Company in July 1992 as Vice President of Medical Research. From 1982 to July 1992, Dr. Bonnem held various positions at Schering-Plough International, a multinational pharmaceutical company, including, most recently, Senior Medical Director. In those capacities, he had primary responsibility for the development of biologic compounds and the implementation of clinical trials designed to secure regulatory approvals. Two of the products over which Dr. Bonnem had oversight responsibility at Schering-Plough were ultimately approved for use in the U.S., Europe and Asia. Dr. Bonnem is board certified in both oncology and internal medicine.

Don C. Stark joined Repligen in August 1992 as Director of Marketing. He is currently Vice President, Marketing and Corporate Strategy. Prior to joining the Company, Mr. Stark was Director of Marketing at Immunex Corporation, a biopharmaceutical company, from June 1990 to July 1992. In that capacity, he was responsible for establishing marketing and market research functions for Immunex.

Boruch B. Frusztajer has served as a Director of the Company since January 1982. He is the President of BBF Corp., a company which manages the operations of a group of electronics and chemical companies. He has served in that capacity since 1984. Mr. Frusztajer serves on the boards of directors of CSP Inc. and PRI Automation, Inc.

G. William Miller has served as a Director of the Company since January 1982. Mr. Miller is the Chairman of the Board, G. Miller & Co. Inc., a private merchant banking firm. He has served in that capacity for over five years. From January 1990 until February 1992, Mr. Miller was Chairman and Chief Executive Officer of Federated Stores, Inc., an owner and operator of retail department stores, supermarkets and real estate interests. Mr. Miller is a former Chairman of the Board of Governors of the Federal Reserve System and served as Secretary of the Treasury under President Carter. Mr. Miller is a director of the DeBartolo Realty Corporation, a real estate investment trust, and Kleinwort Benson Australian Income Fund, Inc.

Alfred M. Zeien has served as a Director of the Company since September 1981. He is Chairman and Chief Executive Officer of The Gillette Company, where he has worked in various capacities since 1968 and was elected its President in 1990. He was Gillette's Vice Chairman--International/Diversified Operations from 1987 until 1990, its Vice Chairman--Technical Operations and New Business Development from 1981 to 1987, and its Senior Vice President--Technical Operations from 1978 to 1981. He is a director of Polaroid Corporation, The First National Bank of Boston, Massachusetts Mutual Life Insurance Co. and Raytheon Company.

Elizabeth M. Greetham has served as a Director of the Company since October 1994. Ms. Greetham has been employed as a portfolio manager and analyst for Weiss, Peck & Greer, an investment advisory firm ("WPG"), since January 1993. She presently manages WPG's biotechnology limited partnership fund. From 1990 until December 1992, Ms. Greetham acted as a consultant to WPG. Ms. Greetham is a director of Medco Research, Inc. and Chemex Pharmaceutical.

No family relationship exists among the officers and directors of the Company.

      INFORMATION WITH RESPECT TO THE BOARD OF DIRECTORS AND COMMITTEES

The Board of Directors met six times during the fiscal year ended March 31, 1995. Each of the incumbent directors, except for Dr. Rich, attended at least 75% of the aggregate number of meetings of the Board and the committees of which he was a member held during the period in which he served on the Board or such committee.

The Board has a standing Audit Committee, Compensation Committee and Executive Committee. The Audit Committee, currently consisting of Mr. Miller, Dr. Rich and Mr. Zeien, is responsible for determining the adequacy of the Company's internal accounting and financial controls. It met once with management and the Company's independent public accountants in 1995 to review matters pertaining to the 1994 fiscal year audit. No member of the Audit Committee is a member of the Company's management. The Compensation Committee, currently consisting of Mr. Frusztajer, Dr. Schimmel and Mr. Zeien, is responsible for reviewing matters pertaining to the compensation of the Company's officers and the granting of stock options (other than stock options which are automatically granted to certain members of the Board pursuant to the Company's stock option plan) and contributions to the Company's Employee Stock Ownership Plan. See "Compensation of Directors" and "Compensation Committee Report to Shareholders." It met two times during fiscal 1995. No member of the Compensation Committee is a member of the Company's management. The Executive Committee, currently consisting of Mr. Miller, Dr. Schimmel and Mr. Smith (an employee of the Company), is authorized to exercise certain powers of the Board not specifically reserved to the Board by the Company's By-Laws or Delaware law. It did not meet during fiscal 1995. The Board does not have a standing nominating committee.

SUMMARY OF EXECUTIVE COMPENSATION

                          Summary Compensation Table

The following table sets forth certain information with respect to the annual and long-term compensation for services in all capacities to the Company for the fiscal years ended March 31, 1995, 1994, and 1993, of the Company's "named executive officers" (the "Named Executive Officers") within the meaning of Item 402(a)(3) of Regulation S-K of the Securities Act of 1933, as amended.

                                                 Annual
                                            Compensation (1)
                                           -----------------
                                                       Bonus
         Name and               Fiscal      Salary      (2)
    Principal Position          Year         ($)        ($)
- --------------------------    ----------    ------   -------
Sandford D. Smith                1995      277,659      --
  President and Chief            1994      269,250      --
  Executive Officer              1993      252,842    90,000
Eric M. Bonnem, M.D.             1995      203,654      --
  Vice President,                1994      198,627      --
  Medical Research               1993      143,317    47,500
Ramesh L. Ratan*                 1995      145,897      --
  Former Sr. V.P.                1994      159,583      --
  Administration                 1993      152,234    45,000
James C. Leung, Ph.D.            1995      162,000      --
  Senior Vice President,         1994      140,000      --
  Operations                     1993       11,667      --
Don C. Stark                     1995      144,025      --
  Vice President,                1994      136,250      --
  Marketing                      1993       78,125      --
Avery W. Catlin                  1995      112,500      --
  Vice President, Finance        1994       94,583     6,700
  Chief Financial Officer        1993       65,682    12,750

                                                 All Other
                                                Compensation
                                Long-Term           (4)
                              Compensation          ($)
                              -------------   --------------
                                 Shares
                               Underlying
                                 Options
         Name and              Granted (3)
    Principal Position             (#)
- --------------------------    -------------
Sandford D. Smith                256,738            4,100
  President and Chief             24,000           15,110
  Executive Officer               30,000           15,812
Eric M. Bonnem, M.D.              50,225            4,500
  Vice President,                  5,000           15,110
  Medical Research                50,000            1,425
Ramesh L. Ratan*                  98,738            4,500
  Former Sr. V.P.                 12,000           13,590
  Administration                  15,000           14,216
James C. Leung, Ph.D.             67,000            4,423
  Senior Vice President,            --              2,100
  Operations                      20,000             --
Don C. Stark                      36,663            4,289
  Vice President,                  7,500            4,028
  Marketing                       15,000              938
Avery W. Catlin                   42,000            3,168
  Vice President, Finance           --              7,907
  Chief Financial Officer         12,500            1,063

*In January 1995, Mr. Ratan left the Company to pursue other interests.

(1) The aggregate amount of perquisites and other personal benefits for each of the Named Executive Officers did not exceed the lesser of either $50,000 or 10% of the total of such individual's base salary and bonus, as reported herein, for the applicable fiscal years, and is not reflected in the table.

(2) No bonuses were awarded to the Named Executive Officers for Fiscal Years 1995 and 1994, except that a $6,700 bonus was awarded to Mr. Catlin in Fiscal 1994.

(3) Certain of the stock options reported for Fiscal Year 1995 represent previously issued options which were repriced by the Compensation Committee and reissued to the named individuals in August 1994. See "Option Grants in Last Fiscal Year" and "Report on Repricing of Options."

                   (footnotes continued on following page)

(4) Amounts reported under this column include the dollar value of the following:

                                    Contributions
                                          to         Contributions
                                        401(k)             to
                                       Employee      Employee Stock
                                     Savings Plan    Ownership Plan
           Name             Year         ($)              ($)
- --------------------------    ---    ------------   --------------
Sandford D. Smith            1995       4,100              --
                             1994       4,497            10,613
                             1993       4,364            11,448
Eric M. Bonnem, M.D.         1995       4,500              --
                             1994       4,497            10,613
                             1993       1,425              --
Ramesh L. Ratan              1995       4,500              --
                             1994       4,497             9,093
                             1993       4,364             9,852
James C. Leung, Ph.D.        1995       4,423              --
                             1994       2,100              --
                             1993         --               --
Don C. Stark                 1995       4,289              --
                             1994       4,028              --
                             1993         938              --
Avery W. Catlin              1995       3,168              --
                             1994       3,145             4,762
                             1993       1,063              --

Option Grants in Last Fiscal Year

The following table sets forth certain information regarding individual grants of stock options to purchase shares of Common Stock made to the Named Executive Officers during fiscal year 1995.

                                                Percent of
                                Shares        Total Options
                              Underlying        Granted to      Exercise
                               Options         Employees in    Price Per
          Name               Granted (1)       Fiscal Year       Share
- ------------------------     --------------   --------------   ---------
Sandford D. Smith              228,738**           15.3%         $2.75
                                28,000***           1.8           5.25
Eric M. Bonnem, M.D.            44,225**            2.9           2.75
                                 6,000***           0.4           5.25
Ramesh L. Ratan*                83,738**            5.5           2.75
                                15,000***           1.0           5.25
James C. Leung, Ph.D            23,200**            1.5%          2.75
                                31,800              2.1           2.75
                                12,000***           0.8           5.25
Don C. Stark                    20,663**            1.4           2.75
                                10,000              0.7           2.75
                                 6,000***           0.4           5.25
Avery W. Catlin                 20,000              1.3           2.06
                                14,500**            1.0           2.75
                                 7,500***           0.5           5.25

                                         Potential Realizable Value
                                         at Assumed Annual Rates of
                                          Stock Price Appreciation
                                            for Option Terms (2)
                                         ---------------------------
                          Expiration
          Name                Date          5%              10%
- ------------------------     --------   -----------   -------------
Sandford D. Smith            8/4/04      $395,593       $1,002,511
                            4/29/04        92,448          234,280
Eric M. Bonnem, M.D.         8/4/04        76,485          193,829
                            4/29/04        19,810           50,203
Ramesh L. Ratan*             8/4/04       144,822          367,006
                            4/29/04        49,525          125,507
James C. Leung, Ph.D         8/4/04        40,123          101,681
                             8/4/04        54,997          139,373
                            4/29/04        39,620          100,406
Don C. Stark                 8/4/04        35,736           90,562
                             8/4/04        17,295           43,828
                            4/29/04        20,829           52,785
Avery W. Catlin             1/18/05        25,942           65,742
                             8/4/04        25,077           63,550
                            4/29/04        24,763           62,754

(1) The options reported above were issued pursuant to the 1992 Repligen Corporation Stock Option Plan (the "Plan"). The options identified by a double asterisk above represent repriced stock options which were issued by the Compensation Committee in August 1994 (the "Amended Options") in exchange for previously issued stock options. See "Report on Repricing of Options." The options denoted by a triple asterisk above were subsequent to their issuance surrendered by the named recipients in exchange for Amended Options to purchase a lesser number of shares. Options awarded under the Plan generally vest in equal annual increments of 20% of the underlying shares commencing on the one year anniversary of the date of grant, except that the Amended Options are subject to a three year vesting schedule. The options are exercisable at the fair market value of the Common Stock on the date of grant (determined in accordance with the terms of the Plan). The options have a term of 10 years, subject to early termination in the event of death or termination of employment. The options reported herein are non-qualified options.

(2) Amounts represent hypothetical gains that could be achieved from the exercise of the respective options and the subsequent sale of the Common Stock underlying such options if the options were exercised at the end of the option term. These gains are based on assumed rates of stock price appreciation of 5% and 10% compounded annually from the date the respective options were granted. These rates of appreciation are mandated by the rules of the SEC and do not represent the Company's estimate or projection of the future Common Stock price.

   *In January 1995, Mr. Ratan left the Company to pursue other interests.

  **Represents the Amended Options.

 ***Represents options which were surrendered in exchange for Amended
    Options.

Aggregated Option Exercises in Last Fiscal Year and Fiscal Year-End Option
Values

The following table sets forth certain information regarding stock options held as of March 31, 1995 by the Named Executive Officers.

                                                        Number of Shares             Value of Unexercised
                                                     Underlying Unexercised          In-the-Money Options
                                                   Options at Fiscal Year-End         at Fiscal Year-End
                                                    --------------------------   ----------------------------
                           Shares
                          Acquired
                         on Exercise     Value                  Unexercisable                  Unexercisable
        Name                 (1)       Realized  Exercisable         (2)       Exercisable          (3)
- --------------------     ------------  --------  -----------    -------------  -----------    --------------
Sandford D. Smith             --            --        4,800         247,938           --              --
Eric M. Bonnem, M.D.          --            --          --           44,225           --              --
Ramesh L. Ratan               --            --          --           83,738           --              --
James C. Leung,
  Ph.D.                       --            --          --           55,000           --              --
Don C. Stark                  --            --          --           30,663           --              --
Avery W. Catlin                                                                                       --
                              --            --          --           34,500           --              --

(1) None of the Named Executive Officers exercised any stock options during the fiscal year ended March 31, 1995.

(2) Represents the aggregate number of stock options held as of March 31, 1995 which can and cannot be exercised pursuant to the terms and provisions of the applicable stock option agreements and the Plan.

(3) All of the unexercised stock options held by the Named Executive Officers at fiscal year end were "out of the money", i.e., the exercise price of the options exceeded the fair market value of the Common Stock.

Compensation of Directors

Outside directors who are not officers of the Company or representatives of one of the Company's major corporate shareholders receive $1,500 for each Board and Committee meeting which they attend. Drs. Schimmel and Rich, the Co-Chairmen of the Board of Directors, are compensated pursuant to consulting agreements described below and receive no separate compensation for attendance at meetings or otherwise as directors.

Under the terms of the Plan, each non-employee director, other than the Co-Chairmen of the Board of Directors, is entitled to receive every three years, beginning in fiscal year 1993, an option to purchase 5,000 shares of Common Stock at an option price equal to the fair market value of the Common Stock on the date of grant, determined in accordance with the terms of the Plan (the "Board Options"). Additionally, each non-employee director who joins the Board after the effective date of the Plan is entitled to receive a Board Option to purchase 10,000 shares of Common Stock on the date he or she joins the Board. The Board Options vest in equal annual installments of 20% of the underlying shares commencing on the one year anniversary of the date of grant. Board Options have a term of ten years, subject to early termination in the event of death or removal or resignation from the Board. No director is entitled to receive Board Options covering more than an aggregate of 20,000 shares.

The Company paid to each of Drs. Schimmel and Rich $43,200 during the fiscal year ended March 31, 1995 pursuant to consulting agreements which have similar terms. These agreements are automatically extended for successive one-year terms unless terminated by either party at least 90 days prior to the next anniversary date. Dr. Schimmel's agreement continues until September 30, 1995 and Dr. Rich's agreement continues until October 31, 1995. Drs. Schimmel and Rich have advised the Company that they have no present intention of terminating their agreements. The Company's subsidiary, Amira, Inc., also has a consulting arrangement with Dr. Schimmel under which he was paid $22,000 for the fiscal year ended March 31, 1995.

Employment Agreements

On August 28, 1986, the Company entered into a letter agreement with Sandford
D. Smith pursuant to which he became the President, Chief Executive Officer and a Director of the Company (the "Smith Agreement"). Under the terms of the Smith Agreement, Mr. Smith is entitled to a minimum salary of $150,000 per annum, subject to periodic increases at the discretion of the Board of Directors. Mr. Smith's salary is currently set by the Board at $278,000 per annum. Additionally, Mr. Smith is eligible to receive discretionary bonuses and to participate in all of the Company's welfare, profit sharing, retirement and savings plans on the same basis as other employees of the Company. Mr. Smith received a stock option to purchase 175,000 shares of Common Stock pursuant to the Smith Agreement. Mr. Smith's employment by the Company may be terminated, with or without cause, by either party upon 30 days prior written notice. In such event, Mr. Smith would be entitled to continue receiving his salary for a period of eight months or until he finds other employment, whichever occurs first.

On May 9, 1992, the Company entered into a letter agreement with Avery W. Catlin pursuant to which he joined the Company (the "Catlin Agreement"). Under the terms of the Catlin Agreement, Mr. Catlin is entitled to a minimum salary of $85,000 per annum, subject to periodic increases at the discretion of the Board of Directors. Mr. Catlin's salary is currently set by the Board at $140,000 per annum. Additionally, Mr. Catlin is eligible for participation in the Company's Senior Staff Initiative Plan and in all of the Company's welfare, profit sharing, retirement and savings plans on the same basis as other employees of the Company. Mr. Catlin received a stock option to purchase 12,500 shares of Common Stock pursuant to the Catlin Agreement. On February 17, 1995, the Catlin Agreement was amended to provide that, if Mr. Catlin's employment is terminated, he would be entitled to continue receiving his salary for a period of nine months following termination.

Compensation Committee Interlocks and Insider Participation

The Compensation Committee currently consists of Mr. Frusztajer, Dr. Schimmel and Mr. Zeien. No member of the Compensation Committee is a current or former employee of the Company. There are no Compensation Committee interlocks between the Company and any other entities involving any of the executive officers or directors of such entities.

                        REPORT ON REPRICING OF OPTIONS

On August 4, 1994, the Compensation Committee offered each holder of stock options (the "Repricing Offer") of the Company the right to exchange his or her then existing options for Amended Options to purchase a lesser number of shares, but having a lower exercise price (equal to the fair market value of the Common Stock on the date of the repricing) and a shorter vesting schedule (three years in lieu of five years). Amended Options are exercisable, in the case of executive officers of the Company, in respect of 72.5% of the shares underlying the surrendered options and, in the case of all other employee option holders, in respect of 85% of the shares underlying the surrendered options. Under the Repricing Offer, options to purchase an aggregate of 1,278,450 shares were surrendered in exchange for Amended Options to purchase an aggregate of 1,053,087 shares of Common Stock. The following table sets forth certain information concerning the repricing of options held by executive officers.

                                 Ten-Year Option Repricings

                                       Number of
                                       Securities
                                       Underlying    Market Price
                                     Options/SARs         of
                                        Repriced       Stock at
                                           or          Time of
                                        Amended      Repricing or
                                          (1)         Amendment
          Name               Date         (#)            ($)
- ------------------------     -------    ----------   ------------
Sandford D. Smith           8/4/94      110,200          2.75
                            8/4/94        5,438          2.75
                            8/4/94       21,750          2.75
                            8/4/94       13,050          2.75
                            8/4/94       29,000          2.75
                            8/4/94        7,250          2.75
                            8/4/94       21,750          2.75
                            8/4/94       20,300          2.75
Eric M. Bonnem,  M.D.       8/4/94       36,250          2.75
                            8/4/94        3,625          2.75
                            8/4/94        4,350          2.75
James C. Leung,  Ph.D.      8/4/94       14,500          2.75
                            8/4/94        8,700          2.75
Don C. Stark                8/4/94       10,875          2.75
                            8/4/94        5,437          2.75
                            8/4/94        4,350          2.75
Avery W. Catlin             8/4/94        9,062          2.75
                            8/4/94        5,437          2.75
Ramesh L. Ratan*            8/4/94       18,125          2.75
                            8/4/94       10,875          2.75
                            8/4/94       10,875          2.75
                            8/4/94        5,437          2.75
                            8/4/94        3,625          2.75
                            8/4/94        4,350          2.75
                            8/4/94       10,875          2.75
                            8/4/94        8,700          2.75
                            8/4/94       10,875          2.75

                              Exercise
                               Price
                             at Time of      New         Length of Original
                            Repricing or  Exercise    Option Term Remaining at
                             Amendment      Price       Date of Repricing or
          Name                  ($)          ($)         Amendment (Months)
- ------------------------     ------------    ------   ------------------------
Sandford D. Smith               7.75         2.75                28
                               18.50         2.75                33
                                8.00         2.75                45
                                6.75         2.75                57
                               10.75         2.75                68
                               11.75         2.75                81
                               12.25         2.75                92
                                5.25         2.75               117
Eric M. Bonnem,  M.D.          12.45         2.75                95
                                6.56         2.75               105
                                5.25         2.75               117
James C. Leung,  Ph.D.          6.81         2.75               104
                                5.25         2.75               117
Don C. Stark                   10.70         2.75                98
                                6.55         2.75               107
                                5.25         2.75               117
Avery W. Catlin                12.45         2.75                95
                                5.25         2.75               117
Ramesh L. Ratan*                8.00         2.75                28
                               18.50         2.75                33
                                8.00         2.75                45
                                6.75         2.75                57
                               10.75         2.75                68
                               11.75         2.75                81
                               12.25         2.75                92
                                6.56         2.75               105
                                5.25         2.75               117


(1) Represents 72.5% of the shares which the Named Executive Officers could have acquired pursuant to the surrendered options.

  * In January 1995, Mr. Ratan resigned from the Company to pursue other interests.

The Compensation Committee determined that the Repricing Offer was necessary in order to recruit, retain and motivate skilled employees and that such repricing is a common competitive practice within the biotechnology industry. The Compensation Committee determined that due to a substantial drop in the price of the Company's Common Stock since the outstanding options were granted, the outstanding options had lost much of their incentive value. The Amended Options provide the Company with a greater ability to attract, retain and motivate employees due to the lower exercise price and shorter vesting schedule but also limit dilution to shareholders by reducing the number of shares which employees may purchase pursuant to such options.

Respectfully submitted,
Boruch B. Frusztajer
Alfred M. Zeien
Paul Schimmel

           STOCK OWNERSHIP OF PRINCIPAL STOCKHOLDERS AND MANAGEMENT

The following table sets forth certain information as of June 15, 1995 concerning beneficial ownership by (i) all shareholders known by the Company to own more than five percent of the Company's outstanding voting securities,
(ii) each of the Named Executive Officers, (iii) all directors and nominees, and (iv) all directors and executive officers as a group. The number of shares beneficially owned by each director or executive officer is determined under rules of the Securities and Exchange Commission, and the information is not necessarily indicative of beneficial ownership for any other purpose. Under such rules, beneficial ownership includes any shares as to which the individual has the right to acquire within 60 days of June 15, 1995 through the exercise of any stock option or other right. Unless otherwise indicated, each person has sole investment and voting power (or shares such power with his or her spouse) with respect to the shares set forth in the following table. The inclusion herein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of those shares.

                                                              Percentage
                                                                  of
                                         Number of Shares       Common
                Name                    Beneficially Owned      Stock
- -----------------------------------     -------------------   ----------
Paul Schimmel, Ph.D.                    536,732       (1)        3.5%
Alexander Rich, M.D.                    403,400       (2)        2.6%
Elizabeth M. Greetham                   198,500       (3)        1.3%
Sandford D. Smith                        93,471       (4)           *
Boruch B. Frusztajer                     58,500       (5)           *
G. William Miller                        33,000       (6)           *
Eric M. Bonnem, M.D.                     18,594       (7)           *
James C. Leung, Ph.D.                    14,016       (8)           *
Alfred M. Zeien                          13,000       (9)           *
Don C. Stark                              9,818      (10)           *
Avery W. Catlin                           8,285      (11)           *
All directors and executive
   officers as a group (12 persons)   1,387,316      (12)(13)    8.9%

(1) Includes shares held jointly with Dr. Schimmel's spouse; also includes 26,650 shares held in a charitable trust of which Dr. Schimmel is a trustee; excludes shares held by Dr. Schimmel's adult children. Dr. Schimmel disclaims beneficial ownership of the shares held by these children.

 (2) Includes 60,000 shares held by Dr. Rich's spouse; excludes shares held by Dr. Rich's adult children. Dr. Rich disclaims beneficial ownership of the shares held by these children.

 (3) Consists solely of shares owned by a biotechnology limited partnership fund for which Ms. Greetham serves as portfolio manager. Ms. Greetham disclaims beneficial ownership as to all of these shares.

 (4) Includes 85,083 shares beneficially owned by Mr. Smith which may be acquired within 60 days pursuant to an option.

 (5) Excludes shares held by Mr. Frusztajer's adult children. Mr Frusztajer disclaims beneficial ownership of the shares. Includes 13,000 shares beneficially owned by Mr. Frusztajer which may be acquired within 60 days pursuant to Board Options. See "Compensation of Directors".

 (6) Includes 13,000 shares beneficially owned by Mr. Miller which may be acquired within 60 days pursuant to Board Options. See "Compensation of Directors".

 (7) Includes 14,594 shares beneficially owned by Dr. Bonnem which may be acquired within 60 days pursuant to an option.

 (8) Consists solely of shares beneficially owned by Dr. Leung which may be acquired within 60 days pursuant to an option.

 (9) Excludes 421,408 shares of Common Stock held by The Gillette Company, of which Mr. Zeien is the Chairman and Chief Executive Officer. See "Biographical Information". Includes 13,000 shares which may be acquired within 60 days pursuant to two non-statutory stock options held by Mr. Zeien for the benefit of The Gillette Company. Mr. Zeien disclaims beneficial ownership of these shares.

(10) Consists of 1,000 shares held jointly with Mr. Stark's wife and 8,818 shares beneficially owned by Mr. Stark which may be acquired within 60 days pursuant to an option.

(11) Includes 4,785 shares beneficially owned by Mr. Catlin which may be acquired within 60 days pursuant to an option.

(12) Includes 166,296 shares beneficially owned by all executive officers and directors as a group which may be acquired within 60 days pursuant to various options.

(13) The table does not include the beneficial ownership of Ramesh L. Ratan, formerly the Senior Vice President, Administration, Chief Financial Officer, Secretary and Treasurer of the Company, who resigned from the Company in January 1995 to pursue other interests.
     * Represents less than 1% of the outstanding shares.

                        COMPLIANCE WITH SECTION 16(a)
                    OF THE SECURITIES EXCHANGE ACT OF 1934

Section 16(a) of the Securities Exchange Act of 1934 requires the Company's directors, executive officers, and persons who own more than ten percent of the Company's Common Stock, to file with the Securities and Exchange Commission ("SEC") initial reports of ownership and reports of changes in ownership of Common Stock of the Company. Officers, directors and greater than ten-percent shareholders are required by SEC regulation to furnish the Company with copies of all Section 16(a) reports they file. Except as set forth below, to the Company's knowledge, based solely upon review of the copies of such reports furnished to the Company and written representations that no other reports were required, during the fiscal year ended March 31, 1995, all Section 16(a) filing requirements applicable to its officers, directors and greater than ten-percent beneficial owners were fulfilled in a timely manner. The table below shows the officers and directors who failed to file reports required by Section 16(a) during the last fiscal year, showing, for each of them, the number of late reports, the number of transactions that were not reported on a timely basis and, to the Company's knowledge, the number of reports not filed. The majority of the delinquent filings relate to Amended Options issued pursuant to the Repricing Offer which the recipients inadvertently failed to report on a timely basis. See "Report on Repricing of Options."

                               Late          Reports
          Name                Reports       Not Filed     Transactions
- ------------------------    -----------   -----------    ---------------
Alexander Rich, M.D.             0              1               1
Sandford D. Smith                0              1               1
Eric M. Bonnem, M.D.             0              1               1
Ramesh L. Ratan                  0              1               1
Leslie Hudson, Ph.D              0              1               1
James C. Leung, Ph.D.            0              1               2
Don C. Stark                     0              1               2
Avery W. Catlin                  0              1               2

Additionally, Don C. Stark inadvertently omitted to include in his Section 16(a) reports 1,000 shares of Common Stock owned by him. The Company is assisting its officers and directors in bringing their Section 16(a) reports up to date and has taken steps to assist them in complying with their reporting obligations in the future.

                COMPENSATION COMMITTEE REPORT TO SHAREHOLDERS

The Compensation Committee which meets on a periodic basis, is comprised of three non-employee members of the Board of Directors. The Committee formulates and administers the Company's compensation policies for the President and Chief Executive Officer and all vice presidents of the Company. The Committee is also responsible for determining to whom and under what terms stock options should be granted (other than options which are automatically granted to members of the Board of Directors) under the Plan and the amount of contributions to the Company's Employee Stock Ownership Plan.

Compensation Philosophy

In designing its compensation programs, the Company takes into account a number of considerations, some relevant to companies in general and some relevant primarily to biotechnology and other research and development intensive companies. The ultimate goal of the Company's compensation program is to motivate each employee to enhance stockholder value, to provide a fair reward for this effort, and to stimulate each employee's professional and personal growth. In addition, the Company's compensation program attempts to achieve the following:

o Provide compensation which is consistent with the Company's annual and long term objectives and achievements.

o  Promotion and reward of individual initiative, effort and accomplishment.

o Establishment of a competitive total compensation package that enables the Company to attract and retain qualified and motivated personnel.

Performance Criteria

Since the Company is still in the process of developing its proprietary products and because of the highly volatile nature of biotechnology stocks in general, it is not appropriate to use the traditional performance standards, such as profit levels and stock performance, to measure the success of the Company and an individual's contribution to that success.

Accordingly, the compensation of executive officers is based, for the most part, on the achievement of certain goals by the Company as a whole and the individual (and his or her business unit) concerned. The Committee therefore examines three specific areas in formulating the compensation packages of its five most senior executives. Criteria and specific goals within each category are as follows:

Company Performance:

o The extent to which key research, clinical, product manufacturing, product sales and financial objectives of the Company have been met during the preceding fiscal year.

o  The development, acquisition and licensing of key technology.

o The achievement by the Company of certain milestones, whether specified in agreements with third party collaborators or determined internally.

Executive Performance:

o An executive's involvement in and responsibility for the development and implementation of strategic planning and the attainment of strategic objectives of the Company.

o The participation by an executive in the relationship between the Company and the investment community.

o The involvement of an executive in personnel recruitment, retention and morale.

o The responsibility of the executive in working within budgets, controlling costs and other aspects of expense management.

Other Factors:

o The necessity of being competitive with companies in the pharmaceutical and biotechnology industries, taking into account relative company size, stage of development, performance and geographic location as well as individual responsibilities and performance.

Mix of Compensation

The Company's executive compensation has four principal components: base salary; annual cash bonuses; incentive and/or non-qualified stock options; and miscellaneous benefits.

In each case, the Committee regularly compares the individual elements comprising the Company's executives' mix of compensation to that of a similar group of other biotechnology companies.

The comparison group is based on a multi-tiered classification of representative companies within the biotechnology industry according to numerous characteristics, including but not limited to company size, the number of proprietary products, stage of development of the company's products and total revenues. The tiered classification of biotechnology companies is reviewed annually and, if appropriate, revised as members of such tiers change from year to year.

After completing a review of the comparison group's compensation policies, the Committee determines competitive compensation levels for each executive position.

Levels of base salary are reviewed on an annual basis by the Committee.
Base salary may be altered in line with changes in compensation amongst the companies included in the Committee's comparison group and further adjusted if the committee determines that an executive's contribution to the Company has increased or decreased.

Annual cash bonuses are voted in April and calculated as a percentage of an executive's base salary as determined by both the bonus schedule that is established at the beginning of each fiscal year and by the various criteria set forth above. Stock options are also awarded from time to time based upon the same criteria and are intended both to retain and reward the executive and to provide further incentive for him or her to continue contributing to the long-term success of the Company.

Committee Activities

The base salary of Sandford D. Smith, the Company's President and Chief Executive Officer, for fiscal year 1995 was $278,000, a 3% increase from his base salary for fiscal year 1994. Although many of the Company's objectives were met or exceeded in fiscal 1995, the Committee determined to award Mr. Smith only a small increase in his base salary in light of the continued industry-wide downturn in stock valuations and the desire to further control costs. For the same reasons, the Committee decided to forego altogether awarding cash bonuses in fiscal year 1995 to Mr. Smith and to the Company's other executive officers.

Stock options covering 28,000 shares of the Company's common stock were awarded to Mr. Smith under the Plan in April 1994. In making such determination, the Committee viewed the individual components of Mr. Smith's compensation package in light of those of the companies within the comparison group and applied the various criteria listed above under "Company Performance" and "Executive Performance." In August 1994, the Compensation Committee offered all employees the right to exchange their then existing options for Amended Options in accordance with a predetermined formula. See "Report on Repricing of Options". Mr. Smith elected to surrender options to purchase 315,500 shares in the aggregate, including all of the options granted to him in April 1994, in exchange for Amended Options to purchase 228,738 shares. See "Options Grants in Last Fiscal Year" and "Report on Repricing of Options."

Tax Deductibility of Executive Compensation Plans

It is the policy of the Compensation Committee to have the executive compensation plans of the Company treated as fully tax deductible under
Section 162(m) of the Internal Revenue Code, as amended (the "Code") whenever, in the judgment of the Committee, to do so would be consistent with the business objectives of those plans. All compensation paid during fiscal year 1995 was, in fact, fully tax deductible.

The Compensation Committee, however, reserves the right to grant future compensation awards in such amounts as it may deem appropriate in the exercise of its business judgment, notwithstanding whether those awards are fully tax deductible.

Respectfully submitted,
Boruch B. Frusztajer
Alfred M. Zeien
Paul Schimmel

The report of the Compensation Committee shall not be deemed incorporated by reference by any general statement incorporating by reference this proxy statement into any filing under the Securities Act of 1933 or under the Securities Exchange Act of 1934, except to the extent that the Company specifically incorporates this information by reference, and shall not otherwise be deemed filed under such Acts.

STOCK PRICE PERFORMANCE GRAPH

The following graph illustrates a comparison of the cumulative stockholder return (change in stock price plus reinvested dividends) of the Company's Common Stock with the NASDAQ Stock Market Index (U.S.) (the "NASDAQ Composite Index") and the NASDAQ Pharmaceutical Stock Index (the "NASDAQ Pharmaceutical Index"). The comparisons in the graph are required by the Securities and Exchange Commission and are not intended to forecast or be indicative of possible future performance of the Company's Common Stock.

[Line graph]

                                    NASDAQ                     NASDAQ
           RGEN Closing         Pharmaceutical               Composite
           Stock Index              Index                   Index (U.S.)

1990           $100                  $100                       $100
1991            122                   226                        125
1992            137                   312                        159
1993            137                   312                        159
1993             61                   216                        183
1994             43                   218                        198
1995             15                   219                        220


Assumes $100 invested on March 31, 1990 in each of Repligen Corporation Common Stock, the securities comprising the NASDAQ Composite Index and the securities comprising the NASDAQ Pharmaceutical Index.

                             INDEPENDENT AUDITORS

Arthur Andersen LLP, certified public accountants, have been appointed by the Board, upon recommendation of the Audit Committee of the Board, as independent auditors for the Company to examine and report on its financial statements for the 1996 fiscal year, which appointment is being submitted to the stockholders for ratification at the Meeting. Representatives of Arthur Andersen LLP are expected to be present at the Meeting, with the opportunity to make a statement if they desire to do so, and to be available to respond to appropriate questions. The appointment of the independent auditors will be ratified if it receives the affirmative vote of the holders of a majority of shares of the Common Stock of the Company present at the Meeting, in person or by proxy. Submission of the appointment of the auditors to the stockholders for ratification will not limit the authority of the Board to appoint another accounting firm to serve as independent auditors if the present auditors resign or their engagement is otherwise terminated.

The Board recommends a vote FOR the appointment of Arthur Andersen LLP as independent auditors.

                           STOCKHOLDERS' PROPOSALS

Any proposal by a stockholder of the Company intended to be presented at the 1996 Annual Meeting of Stockholders must be received by the Company at its principal executive office not later than March 31, 1996 for inclusion in the Company's proxy statement and form of proxy relating to that meeting. Any such proposal must also comply with the other requirements of the proxy solicitation rules of the SEC.

OTHER BUSINESS

Management does not know of any other matters to be brought before the Meeting except those set forth in the notice thereof. If other business is properly presented for consideration at the Meeting, it is intended that the Proxies will be voted by the persons named therein in accordance with their judgment on such matters.

Even if you plan to attend the Meeting in person, please sign, date and return the enclosed Proxy promptly. If you attend the Meeting, your Proxy will be voided at your request and you can vote in person. A postage-paid return-addressed envelope is enclosed for your convenience. Your cooperation in giving this matter your immediate attention and in returning your proxies will be appreciated.

                                            By order of the Board of Directors

August 18, 1995

                              REPLIGEN CORPORATION
              Annual Meeting of Stockholders -- September 14, 1995

          This Proxy is Solicited on Behalf of the Board of Directors

  The undersigned hereby appoints Paul Schimmel, Sandford D. Smith and Avery W. Catlin and each of them, the proxies of the undersigned with power of substitution to each of them, to vote all shares of Repligen Corporation
Common Stock which the undersigned is entitled to vote at the Annual Meeting of Stockholders to be held at the offices of the Company, One Kendall Square, Building 700, Cambridge, Massachusetts 02139 on September 14, 1995 at 2:00
P.M. local time, and at any and all adjournments thereof, with respect to the matters set forth on the reverse side and described in the Notice of Annual Meeting and Proxy Statement dated August 18, 1995, receipt of which is hereby acknowledged, and hereby revokes any proxy heretofore given with respect to such shares.

  THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED STOCKHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS 1 AND 2. PLEASE VOTE PROMPTLY.

                     (Please date and sign on reverse side)

SEE REVERSE
   SIDE

P
R
O
X
Y

[x] Please mark
    votes as in
    this example.

In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the Annual Meeting, including the election of any person as a director if any of the nominees named below is unable or unwilling to serve and upon matters incident to the conduct of the Annual Meeting.

1. Election of Directors.
Nominees:  A. Rich, P. Schimmel, S.D. Smith,
B.B. Frusztajer, G.W. Miller, A.M. Zeien, E.M.
Greetham   [box] FOR      [box] WITHHELD
                 ALL            FROM ALL
               NOMINEES         NOMINEES

        --------------------------------------
        For all nominees except as noted above

                                 FOR       AGAINST        ABSTAIN
2. To ratify and approve the     [box]      [box]          [box]
   selection by the Board of
   Directors of Arthur Andersen
   LLP as independent public
   accountants for the Company
   for the fiscal year ending
   March 31, 1996.



   MARK HERE
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